DECONSOLIDATION OF DYNAMIC INDONESIA HOLDINGS LIMITED (Details Narrative) - Seamless Group Inc [Member] - USD ($)	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 13, 2020
Due from related party		$ 2,391,079	$ 2,891,286	$ 144,922
Dynamic Indonesia Holdings Ltd [Member]
Deconsolidation, Related Party, Description	In March 2021, the third party converted the loan for 51% of the equity interest in Dynamic Indonesia Holdings Limited.
Ownership percentage	51.00%
Dynamic Indonesia Holdings Limited [Member]
Due from related party					$ 1,000,000